Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents, and Cash Held on Behalf of Customer
Cash and cash equivalents and cash held on behalf of customers consist of the following:

(in thousands)	December 31, 2023	December 31, 2022
Cash and cash equivalents
Cash	$37,143	$18,672
Money market funds	40	51,472
Cash held on behalf of customers	10,170	7,205
Total cash, cash equivalents, and cash held on behalf of customers	$47,353	$77,349

Schedule of Short-Term Investment
The carrying value of investment securities consist of the following:

(in thousands)	December 31, 2023	December 31, 2022
Short-term investments
Treasury bills and notes	$37,194	$40,290
Total Short-term Investments	$37,194	$40,290

Schedule of Product Warranty Liability
Activity related to warranty claims are as follows:

	December 31, 2023	December 31, 2022
(in thousands)
Beginning balance	$722	$762
Adjustments to reserve	40	184
Warranty claims settled	(112)	(224)
Ending balance	$650	$722

Schedule of Reconciliation of Weighted Average Shares Outstanding for the Basic and Diluted Loss Per Share
The following is a reconciliation of the weighted average shares outstanding for the basic and diluted loss per share computations:

	December 31,
(in thousands, except per share data)	2023	2022	2021
Net loss from continuing operations	$(81,619)	$(80,072)	$(85,400)
Net income from discontinued operations	11,867	10,753	9,601
Net loss	$(69,752)	$(69,319)	$(75,799)

Basic:
Weighted average common shares	27,552	27,152	25,088
Loss from continuing operations per common share, basic	$(2.96)	$(2.95)	$(3.40)
Income from discontinued operations per common share, basic	0.43	0.40	0.38
Loss per common share, basic	$(2.53)	$(2.55)	$(3.02)

Diluted:
Weighted average common shares	27,552	27,152	25,088
Loss from continuing operations per common share, diluted	$(2.96)	$(2.95)	$(3.40)
Income from discontinued operations per common share, diluted	0.43	0.40	0.38
Loss per common share, diluted	$(2.53)	$(2.55)	$(3.02)